Reserves for Future Policy Benefits and Separate Account Liabilities - Account Value by Type (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account liabilities	$ 111,592	$ 109,625
Net Amount at Risk by Product and Guarantee, Separate Account Value	76,990
GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	2,715
Separate account liabilities	34,602
GMDB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	37,317
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	2,223
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	$ 198
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	74 years
GMDB | Variable Annuity | MAV only
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 12,968
GMDB | Variable Annuity | With Five Percent Rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	952
GMDB | Variable Annuity | With Earnings Protection Benefit Rider (EPB)
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	3,284
GMDB | Variable Annuity | With Five Percent Rollup and EPB
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	452
GMDB | Variable Annuity | Annuitization Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	17,656
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	167
GMDB | Variable Annuity | Asset Protection Benefit ("APB")
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	8,395
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	41
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	$ 15
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	73 years
GMDB | Variable Annuity | Lifetime Income Benefit ("LIB") - Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 354
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	2
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	$ 1
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	75 years
GMDB | Variable Annuity | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 2,505
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	6
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	$ 3
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	72 years
GMDB | Variable Annuity | Return of Net Deposit
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 5,422
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	42
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	$ 12
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	75 years
GMDB | Variable Annuity | Maximum | MAV only
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 1,351
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	105
GMDB | Variable Annuity | Maximum | With Five Percent Rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	62
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	9
GMDB | Variable Annuity | Maximum | With Earnings Protection Benefit Rider (EPB)
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	620
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	42
GMDB | Variable Annuity | Maximum | With Five Percent Rollup and EPB
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	99
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	11
GMDB | Variable Annuity | Maximum | Annuitization Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 2,132
GMDB | Variable Annuity | Weighted Average | MAV only
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	74 years
GMDB | Variable Annuity | Weighted Average | With Five Percent Rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	75 years
GMDB | Variable Annuity | Weighted Average | With Earnings Protection Benefit Rider (EPB)
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	75 years
GMDB | Variable Annuity | Weighted Average | With Five Percent Rollup and EPB
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	76 years
Guaranteed Lifetime Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 4,800
Deferred Annuitization | Variable Annuity | Guaranteed Lifetime Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	2,985
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	0
Net Amount at Risk by Product and Guarantee, Net Amount at Risk, Retained	$ 0
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	73 years
GMWB embedded derivative
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 0
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	76 years